REGULATORY FEES (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$) GW	Dec. 31, 2018 BRL (R$)
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 627,611	R$ 653,017
TOTAL NONCURRENT LIABILITIES	730,303	721,536
TOTAL LIABILITIES	R$ 1,357,914	1,374,553
Value of investments made by concessionaires and permit-holders percentage	2.50%
Value of investments made by concessionaires and permit-holders limited to annual revenue percentage	3.00%
Total installed power capacity (in MW) | GW	63
Concessionaires pay percentage	6.75%
Minimum investment of sum by electricity concessionaires every year percentage	1.00%
Research & Development - R&D
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 397,125	425,669
TOTAL NONCURRENT LIABILITIES	730,246	698,917
RGR Quota
REGULATORY FEES
TOTAL CURRENT LIABILITIES	120,162	125,900
TOTAL NONCURRENT LIABILITIES	57	22,619
Compensation for the Use of Water Resources
REGULATORY FEES
TOTAL CURRENT LIABILITIES	72,212	61,236
CDE Quota
REGULATORY FEES
TOTAL CURRENT LIABILITIES	16,579	16,400
PROINFA Quota
REGULATORY FEES
TOTAL CURRENT LIABILITIES	11,433	14,714
Inspection Fee for Electric Energy Services
REGULATORY FEES
TOTAL CURRENT LIABILITIES	R$ 10,100	R$ 9,098